CONSOLIDATED BALANCE SHEETS (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current Assets:
Cash	$ 34,435,468	$ 1,553,474	$ 126,421	$ 422,939
Accounts receivable, net of allowance for doubtful accounts	957,779	606,641	26,720	11,812
Inventory	1,506,059	1,615,210	588,073	618,069
Other current assets	3,607,283	751,938	496,060	6,292
Total current assets	40,506,589	4,527,263	1,237,274	1,059,112
Property and equipment, net	76,494	65,673	26,752	96,192
Other Assets:
Prepaid consulting	1,980,519	953,655	80,515	31,949
Intangible assets	345,238	239,555	62,231	10,000
Security deposit	156,949	31,949	31,949
Total other assets	2,482,706	1,225,159	174,695	41,949
Total assets	43,065,789	5,818,095	1,438,721	1,197,253
Current Liabilities:
Accounts payable	2,045,116	1,641,366	306,511	117,636
Deferred revenue	1,219,072	1,144,752
Other current liabilities	1,334,730	725,870	465,747	115,206
Notes payable			2,150,000
Notes payable, related parties			200,000
Accrued interest			28,321
Total current liabilities	4,598,918	3,511,988	3,150,579	232,842
Long-Term Liabilities:
Notes payable, net of debt discount		3,589,167
Accrued Interest		150,068
Total Long-term liabilities		3,739,235
Total liabilities	4,598,918	7,251,223	3,150,579	232,842
Commitments and Contingencies
Stockholders' Deficit:
Preferred stock
Common stock	131,213	99,785	82,979	55,487
Additional paid in capital	102,834,270	50,580,400	15,198,241	4,988,637
Accumulated deficit	(64,498,612)	(52,113,313)	(16,993,078)	(4,079,713)
Total stockholder' deficit	38,466,871	(1,433,128)	(1,711,858)	964,411
Total liabilities and stockholders' deficit	$ 43,065,789	$ 5,818,095	$ 1,438,721	$ 1,197,253